Trade and Other Payables	12 Months Ended
Sep. 30, 2023
Trade and other payables [abstract]
Trade and Other Payables

16. Trade and other payables

Trade and other payables comprised the following at September 30, 2023 and September 30, 2022:

(in USD)	September 30, 2023	September 30, 2022
Accounts payable and accrued liabilities	19,754,628	847,121
Other taxation and social security payable	114,590	10,892
Deferred income	15,299	23,111
Other payables	—	24,008
	19,884,517	905,132

The increase in accounts payable and accrued liabilities relates primarily to the delayed settlement of payment obligations to professional service providers arising on the Business Combination. See Note 6 for further details.